Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021
Assets
Cash	$ 198,157	$ 271,523	$ 272,428
Loans, net of allowance for credit losses (note 4)	2,450,276	2,103,050	1,829,776
Other assets (note 5)	43,713	40,513	37,553
Total assets	2,692,146	2,415,086	2,139,757
Liabilities and Shareholders' Equity
Deposits	2,124,916	1,853,204	1,679,273
Subordinated notes payable (note 6)	98,410	95,272	94,392
Other liabilities (note 7)	127,406	134,504	118,726
Total liabilities	2,350,732	2,082,980	1,892,391
Shareholders' equity:
Share capital (note 8)	242,086	241,466	166,404
Retained earnings	99,285	90,644	80,965
Accumulated other comprehensive income (loss)	43	(4)	(3)
Total equity	341,414	332,106	247,366
Total equity and liabilities	$ 2,692,146	$ 2,415,086	$ 2,139,757